FINANCE EXPENSES (Tables)	9 Months Ended
Sep. 30, 2022
SCHEDULE OF FINANCE EXPENSES

Finance expenses consist of the following:

	Three months ended		Nine months ended
	September 30	September 30	September 30	September 30
	2022	2021	2022	2021
	$	$	$	$
Interest expense - Debentures (1)	926	748	2,868	2,380
Interest expense - other	5	25	43	69
Rehabilitation provision - accretion	32	22	96	59
Post-retirement benefits - accretion (2)	22	(107)	79	(91)
Unrealized loss on currency hedges	-	-	-	21
Finance expenses	985	688	3,086	2,438

(1)	The Debentures are recorded at amortized cost and accreted to the principal amount over the term of the Debentures (Note 7). For the nine months ended September 30, 2022, $897 (September 30, 2021 – $921) relates to the coupon interest expense, and $1,971 (September 30, 2021 – $1,459) relates to accretion using the effective interest rate method.

(2)	Reflects the discounting of post-retirement benefit liabilities. The post-retirement benefit accretion presented in Note 6 includes current service cost accretion of $387 (December 31, 2021 – $199) recorded in cost of sales.